SCHEDULE OF SHARE BASED PAYMENTS EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Equity [Abstract]
Employees and directors share-based payments		$ 2,950,000
Stock options and warrants issued for services		2,100,000
Shares issued for services	14,500	42,000
Total share based payments expenses	$ 14,500	$ 5,092,000